INCOME TAXES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 12 - INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates expected to apply in the periods in which those temporary differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized.

The Company operates through entities located in multiple jurisdictions, including the British Virgin Islands and the United Kingdom. The British Virgin Islands does not impose corporate income taxes on the Company. The Jersey entity is subject to a headline corporate income tax rate of 0%.

No income tax expense was recorded for the six months ended June 30, 2026 and 2025 due to operating losses incurred in the United Kingdom and the establishment of a full valuation allowance against deferred tax assets.

Provision for income taxes

No provision for current or deferred income taxes was recognized for the six months ended June 30, 2026 and 2025. This reflects the Company’s operating losses in taxable jurisdictions, primarily the United Kingdom, together with the recognition of a full valuation allowance against deferred tax assets arising from those losses.

Income (loss) before income taxes by jurisdiction

Income (loss) before income taxes from continuing operations is summarized below:

£	June 30, 2026	December 31, 2025
Domestic	(4,380,046)	(61,780,879)
Foreign	(783,969)	(1,532,561)
Total domestic and foreign	(5,164,015)	(63,313,440)

Domestic income (loss) before income taxes relates to WeShop Holdings Limited on a standalone basis. Foreign income (loss) before income taxes relates to the Company’s United Kingdom and United States of America subsidiaries.

Reconciliation of statutory tax rate to effective tax rate

The difference between the total provision for income taxes and the amount computed by applying the Jersey statutory income tax rate to the loss before income taxes is as follows:

	June 30, 2026	December 31, 2025
Income Tax (provision) / benefit at the Jersey headline tax rate of 0%	£0	£0
Effects of:
Foreign (profit) / loss not at the Jersey rate	149,967	291,187
Change in Deferred Tax Asset valuation allowance	(149,967)	(291,187)
Income tax expense	-	-

This reconciliation primarily reflects losses generated in jurisdictions outside Jersey and the establishment of valuation allowances against deferred tax assets arising from those losses.

Note 12 - INCOME TAXES (continued)

Deferred tax assets

Deferred tax assets (“DTAs”) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	June 30, 2026	December 31, 2025
Deferred Tax assets
Net operating loss carryforwards	512,182	362,215
Total gross deferred tax assets	512,182	362,215
Valuation allowance	(512,182)	(362,215)
Net current deferred tax assets	-	-

DTAs relate to UK trading losses and, following the incorporation of WeShop US Inc during the period, US federal and New York State net operating losses. UK losses can be carried forward indefinitely. US federal losses generated after 2017 also carry forward indefinitely but may only offset up to 80% of taxable income in any future year; state loss carryforward rules may differ and are tracked separately.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing DTAs. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the two-year period ended June 30, 2026 in respect of the UK operations, together with the pre-revenue stage of the newly established US operations.

On the basis of this evaluation, as of June 30, 2026 a full valuation allowance has been recorded against all DTAs, including those attributable to WeShop US Inc. We will continue to reevaluate the evidence, on a jurisdiction-by-jurisdiction basis, in future years.

Net operating loss carryforwards

As of June 30, 2026, the Company had net operating loss carryforwards in the United Kingdom and, following the incorporation of WeShop US Inc during the period, US federal and New York State net operating losses, available to offset future taxable income. United Kingdom losses may generally be carried forward indefinitely, subject to applicable utilization limitations. US federal losses generated after 2017 also carry forward indefinitely but may only offset up to 80% of taxable income in any future year; state loss carryforward rules may differ and are tracked separately.

Unrecognized tax benefits

As of June 30, 2026, the Company had no unrecognized tax benefits.

Cash taxes paid

The Company did not pay income taxes, net of refunds, during the period ended June 30, 2026.